Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

			Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities.

Under normal market conditions, the Fund will invest in securities of large-capitalization, mid-capitalization and small-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500 Value Index. Notwithstanding this limitation, Invesco Advisers, Inc. (Invesco or the Adviser) will not be required to sell a security, and may purchase additional securities of an issuer with a market capitalization below this size, if the issuer had a market capitalization at least this size at the time the security was initially purchased for the Fund.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments including futures contracts and options.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the S&P 1500 Value Index) or to mitigate risk.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.

The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
  Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.
  Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

			The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss.

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Initial Public Offerings (IPO) Risk. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults, the Fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Sector Focus Risk. The Fund may from time to time invest a greater amount of its assets (i.e. over 25%) in one market sector or group of related industries than the Fund’s benchmark or other comparable funds. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.

Small- and Mid-Capitalization Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.

Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

			Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Van Kampen Value Opportunities Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's and the predecessor fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund's applicable sales charge.

			Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Van Kampen Value Opportunities Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's and the predecessor fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Class A shares year-to-date (ended June 30, 2015): 1.03% Best Quarter (ended September 30, 2009): 19.47% Worst Quarter (ended December 31, 2008): -22.00%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares have been restated to reflect the Fund's applicable sales charge.
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the S&P 1500 Value Index to represent its style specific securities market benchmark rather than the Russell 3000® Value Index because the S&P 1500 Value Index more closely reflects the performance of the types of securities in which the Fund invests.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.23%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year		rr_ExpenseExampleYear01	$ 668
3 Years		rr_ExpenseExampleYear03	921
5 Years		rr_ExpenseExampleYear05	1,193
10 Years		rr_ExpenseExampleYear10	1,967
1 Year		rr_ExpenseExampleNoRedemptionYear01	668
3 Years		rr_ExpenseExampleNoRedemptionYear03	921
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,193
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,967
2005		rr_AnnualReturn2005	6.83%
2006		rr_AnnualReturn2006	15.11%
2007		rr_AnnualReturn2007	(5.26%)
2008		rr_AnnualReturn2008	(40.29%)
2009		rr_AnnualReturn2009	30.15%
2010		rr_AnnualReturn2010	13.31%
2011		rr_AnnualReturn2011	(3.58%)
2012		rr_AnnualReturn2012	17.68%
2013		rr_AnnualReturn2013	32.51%
2014		rr_AnnualReturn2014	6.61%
Year to Date Return, Label		rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.03%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.47%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.00%)
1 Year		rr_AverageAnnualReturnYear01	0.76%
5 Years		rr_AverageAnnualReturnYear05	11.41%
10 Years		rr_AverageAnnualReturnYear10	4.51%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.23%
1 Year		rr_ExpenseExampleYear01	$ 625
3 Years		rr_ExpenseExampleYear03	692
5 Years		rr_ExpenseExampleYear05	880
10 Years		rr_ExpenseExampleYear10	1,499
1 Year		rr_ExpenseExampleNoRedemptionYear01	125
3 Years		rr_ExpenseExampleNoRedemptionYear03	392
5 Years		rr_ExpenseExampleNoRedemptionYear05	680
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,499
1 Year		rr_AverageAnnualReturnYear01	1.63%
5 Years		rr_AverageAnnualReturnYear05	12.24%
10 Years		rr_AverageAnnualReturnYear10	4.63%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.98%
Other Expenses		rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.96%
1 Year		rr_ExpenseExampleYear01	$ 299
3 Years		rr_ExpenseExampleYear03	617
5 Years		rr_ExpenseExampleYear05	1,061
10 Years		rr_ExpenseExampleYear10	2,295
1 Year		rr_ExpenseExampleNoRedemptionYear01	199
3 Years		rr_ExpenseExampleNoRedemptionYear03	617
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,061
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,295
1 Year		rr_AverageAnnualReturnYear01	4.82%
5 Years		rr_AverageAnnualReturnYear05	11.89%
10 Years		rr_AverageAnnualReturnYear10	4.36%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.48%
1 Year		rr_ExpenseExampleYear01	$ 151
3 Years		rr_ExpenseExampleYear03	470
5 Years		rr_ExpenseExampleYear05	812
10 Years		rr_ExpenseExampleYear10	1,779
1 Year		rr_ExpenseExampleNoRedemptionYear01	151
3 Years		rr_ExpenseExampleNoRedemptionYear03	470
5 Years		rr_ExpenseExampleNoRedemptionYear05	812
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,779
1 Year	[3]	rr_AverageAnnualReturnYear01	6.34%
5 Years	[3]	rr_AverageAnnualReturnYear05	12.41%
10 Years	[3]	rr_AverageAnnualReturnYear10	4.84%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.98%
1 Year		rr_ExpenseExampleYear01	$ 100
3 Years		rr_ExpenseExampleYear03	314
5 Years		rr_ExpenseExampleYear05	546
10 Years		rr_ExpenseExampleYear10	1,212
1 Year		rr_ExpenseExampleNoRedemptionYear01	100
3 Years		rr_ExpenseExampleNoRedemptionYear03	314
5 Years		rr_ExpenseExampleNoRedemptionYear05	546
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,212
1 Year		rr_AverageAnnualReturnYear01	6.81%
5 Years		rr_AverageAnnualReturnYear05	12.92%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	5.65%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 23, 2005
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.34%
5 Years		rr_AverageAnnualReturnYear05	11.20%
10 Years		rr_AverageAnnualReturnYear10	3.95%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.75%
5 Years		rr_AverageAnnualReturnYear05	9.10%
10 Years		rr_AverageAnnualReturnYear10	3.61%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Since Inception		rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | S&P 1500 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	12.14%
5 Years	[4]	rr_AverageAnnualReturnYear05	15.06%
10 Years	[4]	rr_AverageAnnualReturnYear10	7.27%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	12.70%
5 Years	[4]	rr_AverageAnnualReturnYear05	15.34%
10 Years	[4]	rr_AverageAnnualReturnYear10	7.26%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | INVESCO VALUE OPPORTUNITIES FUND | Lipper Multi-Cap Value Funds Index
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.89%
5 Years		rr_AverageAnnualReturnYear05	13.78%
10 Years		rr_AverageAnnualReturnYear10	6.37%
Since Inception		rr_AverageAnnualReturnSinceInception

[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
[3]	Class R shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[4]	The Fund has elected to use the S&P 1500 Value Index to represent its style specific securities market benchmark rather than the Russell 3000® Value Index because the S&P 1500 Value Index more closely reflects the performance of the types of securities in which the Fund invests.